Other assets - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Other assets [Line Items]
Current contract assets	€ 297	€ 292
Non-current assets [member]
Other assets [Line Items]
Non-current prepaid expenses	93	98
Current assets [Member]
Other assets [Line Items]
Other current assets	500	490
Accrued income including contract assets	6	24
Current prepaid expenses	€ 197	€ 174